Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.3%
GE Aerospace ....................... 4,284 $ 1,215,671
General Dynamics Corp. ................ 2,516 863,542
HEICO Corp. ....................... 106 29,065
HEICO Corp. , Class A .................. 2,252 475,375
Howmet Aerospace, Inc. ................ 1,051 242,213
Lockheed Martin Corp. ................. 1,961 1,185,209
Northrop Grumman Corp. ............... 1,389 947,631
RTX Corp. ......................... 9,668 1,864,957
6,823,663
Air Freight & Logistics — 0.2%
FedEx Corp. ........................ 1,101 392,154
Automobile Components — 0.1%
BorgWarner, Inc. ..................... 5,065 274,827
Automobiles — 1.6%
General Motors Co. ................... 1,609 119,870
Tesla, Inc.
(a)
......................... 8,468 3,147,979
3,267,849
Banks — 4.3%
Bank of America Corp. ................. 53,428 2,604,615
Citigroup, Inc. ....................... 11,557 1,310,679
Credicorp Ltd. ....................... 1,446 490,454
Huntington Bancshares, Inc. ............. 42,464 664,562
JPMorgan Chase & Co. ................ 8,809 2,591,256
Popular, Inc. ........................ 943 126,522
Wells Fargo & Co. .................... 15,887 1,264,764
9,052,852
Beverages — 0.9%
Coca-Cola Co. (The) .................. 23,946 1,821,093
Molson Coors Beverage Co. , Class B ....... 3,268 140,720
1,961,813
Biotechnology — 3.2%
AbbVie, Inc. ........................ 6,798 1,478,497
Alnylam Pharmaceuticals, Inc.
(a)
........... 354 117,128
Amgen, Inc. ........................ 2,331 820,162
Biogen, Inc.
(a)
....................... 3,423 627,538
BioMarin Pharmaceutical, Inc.
(a)
........... 1,572 88,802
Caris Life Sciences, Inc.
(a)
............... 6,977 124,749
Exelixis, Inc.
(a)
....................... 7,883 338,102
Gilead Sciences, Inc. .................. 2,958 412,256
Natera, Inc.
(a)
....................... 1,546 309,184
Neurocrine Biosciences, Inc.
(a)
............ 1,794 236,341
PTC Therapeutics, Inc.
(a)
................ 844 57,502
Regeneron Pharmaceuticals, Inc. .......... 637 492,172
Revolution Medicines, Inc.
(a)
.............. 463 45,027
TG Therapeutics, Inc.
(a)
................. 5,290 175,734
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 7,144 149,667
United Therapeutics Corp.
(a)
.............. 895 530,717
Vertex Pharmaceuticals, Inc.
(a)
............ 1,603 715,804
Viking Therapeutics, Inc.
(a)
............... 1,490 48,485
6,767,867
Broadline Retail — 4.4%
(a)
Amazon.com, Inc. .................... 41,194 8,579,474
Coupang, Inc. , Class A ................. 9,907 187,044
Etsy, Inc. .......................... 1,420 70,972
MercadoLibre, Inc. .................... 200 345,804
9,183,294
Security
Shares
Shares Value
Building Products — 0.3%
Owens Corning ...................... 2,257 $ 244,252
Trane Technologies plc ................. 1,136 473,417
717,669
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............... 338 150,207
Charles Schwab Corp. (The) ............. 13,056 1,227,003
CME Group, Inc. , Class A ............... 1,601 472,855
Goldman Sachs Group, Inc. (The) ......... 1,471 1,244,451
Intercontinental Exchange, Inc. ........... 814 128,026
Jefferies Financial Group, Inc. ............ 3,315 136,810
KKR & Co., Inc. ...................... 293 27,103
Morgan Stanley ...................... 14,343 2,360,428
StepStone Group, Inc. , Class A ........... 5,710 272,481
TPG, Inc. , Class A .................... 4,871 197,324
XP, Inc. , Class A ..................... 6,490 123,570
6,340,258
Chemicals — 0.4%
Albemarle Corp. ..................... 285 51,166
Ecolab, Inc. ........................ 1,583 421,110
LyondellBasell Industries NV , Class A ....... 282 22,718
Solstice Advanced Materials, Inc. .......... 3,757 286,133
781,127
Commercial Services & Supplies — 0.6%
Copart, Inc.
(a)
....................... 5,911 196,245
Republic Services, Inc. ................. 870 190,548
Veralto Corp. ........................ 6,933 613,016
Waste Connections, Inc. ................ 1,723 279,884
1,279,693
Communications Equipment — 1.0%
Arista Networks, Inc.
(a)
................. 3,622 444,709
Cisco Systems, Inc. ................... 419 32,510
Lumentum Holdings, Inc.
(a)
.............. 486 341,541
Motorola Solutions, Inc. ................ 2,908 1,261,985
2,080,745
Construction & Engineering — 0.8%
Comfort Systems USA, Inc. .............. 630 868,763
MasTec, Inc.
(a)
....................... 2,378 765,098
1,633,861
Construction Materials — 0.2%
CRH plc ........................... 670 70,431
Vulcan Materials Co. .................. 1,591 433,229
503,660
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 7,804 306,151
American Express Co. ................. 2,802 847,549
Capital One Financial Corp. .............. 1,435 261,787
1,415,487
Consumer Staples Distribution & Retail — 2.5%
Casey's General Stores, Inc. ............. 86 62,596
Costco Wholesale Corp. ................ 2,841 2,830,858
Dollar General Corp. .................. 2,557 303,592
Target Corp. ........................ 5,695 690,234
Walmart, Inc. ........................ 10,572 1,313,888
5,201,168
Containers & Packaging — 0.2%
Crown Holdings, Inc. .................. 2,203 220,851
Graphic Packaging Holding Co. ........... 11,516 114,469
335,320

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 38,613 $ 1,119,391
Comcast Corp. , Class A ................ 12,433 356,951
1,476,342
Electric Utilities — 0.8%
Edison International ................... 2,926 214,125
Eversource Energy ................... 801 55,493
FirstEnergy Corp. .................... 698 35,361
PG&E Corp. ........................ 23,597 414,599
Pinnacle West Capital Corp. ............. 2,340 235,755
Portland General Electric Co. ............. 13,027 687,435
1,642,768
Electrical Equipment — 1.1%
Eaton Corp. plc ...................... 1,250 447,087
GE Vernova, Inc. ..................... 988 862,425
Rockwell Automation, Inc. ............... 2,158 774,463
Vertiv Holdings Co. , Class A ............. 727 182,172
2,266,147
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A ............... 6,732 850,588
Coherent Corp.
(a)
..................... 1,006 239,640
Jabil, Inc. .......................... 178 47,282
TTM Technologies, Inc.
(a)
................ 926 90,211
1,227,721
Energy Equipment & Services — 0.3%
Halliburton Co. ...................... 5,619 219,085
SLB Ltd. ........................... 8,316 427,359
Weatherford International plc ............. 450 42,561
689,005
Entertainment — 0.9%
(a)
Netflix, Inc. ......................... 10,358 995,922
Roku, Inc. , Class A .................... 3,433 324,830
Spotify Technology SA ................. 667 323,435
Take-Two Interactive Software, Inc. ......... 1,094 216,065
1,860,252
Financial Services — 3.1%
Berkshire Hathaway, Inc. , Class B
(a)
........ 5,235 2,508,612
Chime Financial, Inc. , Class A
(a)
........... 2,252 42,180
Fidelity National Information Services, Inc. .... 7,992 374,905
Mastercard, Inc. , Class A ................ 2,492 1,245,153
PayPal Holdings, Inc. .................. 3,246 146,816
Rocket Cos., Inc. , Class A
(a)
.............. 10,757 153,287
Visa, Inc. , Class A .................... 6,875 2,077,900
6,548,853
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 2,117 153,885
Conagra Brands, Inc. .................. 7,203 113,231
General Mills, Inc. .................... 3,446 128,260
Smithfield Foods, Inc. .................. 11,404 318,970
Tyson Foods, Inc. , Class A .............. 4,564 292,415
1,006,761
Ground Transportation — 0.3%
Union Pacific Corp. ................... 2,402 582,773
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories ................... 5,534 568,176
Boston Scientific Corp.
(a)
................ 17,568 1,102,392
Intuitive Surgical, Inc.
(a)
................. 619 285,353
Stryker Corp. ....................... 3,174 1,042,944
2,998,865
Security
Shares
Shares Value
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. ................... 5,146 $ 1,087,401
Encompass Health Corp. ............... 478 46,237
HCA Healthcare, Inc. .................. 1,664 787,472
McKesson Corp. ..................... 1,001 866,225
UnitedHealth Group, Inc. ................ 4,432 1,199,255
3,986,590
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 3,672 170,454
Ventas, Inc. ........................ 5,826 476,451
646,905
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 1,721 302,311
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 2,427 46,501
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
.................. 327 41,294
Booking Holdings, Inc. ................. 172 724,175
Carnival Corp. ....................... 14,665 379,530
Chipotle Mexican Grill, Inc.
(a)
............. 25,477 815,519
Expedia Group, Inc. ................... 366 84,506
McDonald's Corp. .................... 2,032 631,525
Viking Holdings Ltd.
(a)
.................. 16,275 1,195,887
3,872,436
Household Durables — 0.8%
DR Horton, Inc. ...................... 804 110,325
Garmin Ltd. ......................... 2,236 518,774
Installed Building Products, Inc. ........... 529 140,264
Lennar Corp. , Class A .................. 2,838 246,452
Meritage Homes Corp. ................. 1,856 114,775
NVR, Inc.
(a)
......................... 62 408,570
Toll Brothers, Inc. ..................... 652 88,978
1,628,138
Household Products — 1.0%
Procter & Gamble Co. (The) ............. 15,124 2,184,511
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 2,464 34,718
Industrial Conglomerates — 1.3%
3M Co. ............................ 18,020 2,617,045
Insurance — 2.0%
American Financial Group, Inc. ........... 2,619 334,473
Arch Capital Group Ltd.
(a)
............... 876 84,087
Hartford Insurance Group, Inc. (The) ........ 2,368 320,225
MetLife, Inc. ........................ 14,221 1,005,709
Progressive Corp. (The) ................ 3,330 660,139
Reinsurance Group of America, Inc. ........ 539 110,042
Travelers Cos., Inc. (The) ............... 5,658 1,650,325
WR Berkley Corp. .................... 1,525 101,077
4,266,077
Interactive Media & Services — 7.4%
Alphabet, Inc. , Class A ................. 22,750 6,541,990
Alphabet, Inc. , Class C ................. 16,867 4,838,468
Meta Platforms, Inc. , Class A ............. 7,173 4,103,889
Snap, Inc. , Class A
(a)
.................. 20,379 93,743
15,578,090
IT Services — 0.2%
Accenture plc , Class A ................. 742 147,131
International Business Machines Corp. ...... 1,042 252,571
399,702

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 2.5%
Caterpillar, Inc. ...................... 2,667 $ 1,889,463
Crane Co. .......................... 164 28,044
Illinois Tool Works, Inc. ................. 4,955 1,289,737
Mueller Industries, Inc. ................. 1,171 129,747
Otis Worldwide Corp. .................. 2,689 207,268
Parker-Hannifin Corp. .................. 1,783 1,596,213
5,140,472
Media — 0.4%
Fox Corp. , Class A .................... 6,801 397,179
Fox Corp. , Class B .................... 514 27,293
Trade Desk, Inc. (The) , Class A
(a)
.......... 8,830 200,353
Versant Media Group, Inc.
(a)
.............. 5,065 187,506
812,331
Metals & Mining — 1.4%
Alcoa Corp. ......................... 11,807 783,158
Cleveland-Cliffs, Inc.
(a)
................. 6,813 57,570
Freeport-McMoRan, Inc. ................ 21,034 1,236,378
Newmont Corp. ...................... 7,099 768,467
2,845,573
Multi-Utilities — 0.2%
Ameren Corp. ....................... 2,304 253,256
Sempra ........................... 2,474 240,398
493,654
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc. .................. 2,586 733,803
Chevron Corp. ....................... 11,660 2,412,454
Devon Energy Corp. ................... 9,181 461,988
Exxon Mobil Corp. .................... 10,313 1,749,704
Marathon Petroleum Corp. .............. 1,743 425,606
Phillips 66 .......................... 4,511 821,814
Valero Energy Corp. ................... 2,017 498,360
7,103,729
Passenger Airlines — 0.0%
Alaska Air Group, Inc.
(a)
................. 479 17,618
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................. 4,259 68,527
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. ................ 37,370 2,266,490
Eli Lilly & Co. ....................... 2,427 2,232,282
Johnson & Johnson ................... 2,282 557,812
Pfizer, Inc. ......................... 38,134 1,070,803
6,127,387
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp. ......... 282 22,005
Jacobs Solutions, Inc. .................. 2,776 353,329
KBR, Inc. .......................... 4,280 157,761
Leidos Holdings, Inc. .................. 2,825 439,344
972,439
Real Estate Management & Development — 0.0%
CBRE Group, Inc. , Class A
(a)
............. 549 74,368
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc.
(a)
........... 6,289 1,279,371
Amkor Technology, Inc. ................. 6,051 272,477
Applied Materials, Inc. ................. 5,989 2,046,980
Broadcom, Inc. ...................... 17,063 5,281,169
First Solar, Inc.
(a)
..................... 1,037 204,559
Intel Corp.
(a)
........................ 13,744 606,523
KLA Corp. .......................... 15 22,086
Lam Research Corp. .................. 7,203 1,538,993
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. ................ 4,205 $ 416,505
Micron Technology, Inc. ................. 5,635 1,903,728
NVIDIA Corp. ....................... 90,429 15,770,818
QUALCOMM, Inc. .................... 6,250 804,875
Teradyne, Inc. ....................... 643 190,624
Texas Instruments, Inc. ................. 2,364 458,947
30,797,655
Software — 7.8%
Adobe, Inc.
(a)
........................ 3,005 730,455
Atlassian Corp. , Class A
(a)
............... 2,558 174,583
Cadence Design Systems, Inc.
(a)
.......... 690 191,730
Check Point Software Technologies Ltd.
(a)
.... 454 64,854
Crowdstrike Holdings, Inc. , Class A
(a)
........ 82 32,014
Dynatrace, Inc.
(a)
..................... 1,573 58,170
Elastic NV
(a)
........................ 964 48,190
HubSpot, Inc.
(a)
...................... 1,018 248,494
Intuit, Inc. .......................... 684 295,748
Manhattan Associates, Inc.
(a)
............. 574 76,411
Microsoft Corp. ...................... 29,316 10,851,904
Oracle Corp. ........................ 3,204 471,340
Palantir Technologies, Inc. , Class A
(a)
....... 5,975 874,023
RingCentral, Inc. , Class A ............... 2,129 79,177
Salesforce, Inc. ...................... 5,419 1,011,565
ServiceNow, Inc.
(a)
.................... 5,313 555,474
Synopsys, Inc.
(a)
..................... 812 321,942
Zscaler, Inc.
(a)
....................... 1,041 146,042
16,232,116
Specialized REITs — 0.7%
American Tower Corp. ................. 1,301 224,526
CubeSmart ......................... 20,274 743,042
Equinix, Inc. ........................ 29 28,427
SBA Communications Corp. ............. 379 65,230
VICI Properties, Inc. ................... 13,577 370,924
1,432,149
Specialty Retail — 1.7%
Home Depot, Inc. (The) ................ 1,115 366,712
Murphy USA, Inc. .................... 79 39,024
O'Reilly Automotive, Inc.
(a)
............... 13,443 1,240,923
TJX Cos., Inc. (The) ................... 12,260 1,957,922
3,604,581
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ......................... 56,641 14,374,919
Dell Technologies, Inc. , Class C ........... 1,591 261,131
Everpure, Inc. , Class A
(a)
................ 3,460 204,278
Sandisk Corp.
(a)
...................... 580 368,497
Seagate Technology Holdings plc .......... 477 186,870
Western Digital Corp. .................. 2,016 545,308
15,941,003
Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co. , Class A .............. 1,951 36,074
Tobacco — 0.1%
Altria Group, Inc. ..................... 1,855 122,411
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc. ........ 1,536 407,532
Ferguson Enterprises, Inc. ............... 170 39,654
United Rentals, Inc. ................... 123 89,613
536,799

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. ..................... 4,721 $ 991,552
Total Long-Term Investments — 99 .0%
(Cost: $ 169,434,429 ) .............................. 207,226,256
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(b) (c)
................... 1,946,830 1,946,830
Total Short-Term Securities — 0 .9%
(Cost: $ 1,946,830 ) ............................... 1,946,830
Total Investments — 99 .9%
(Cost: $ 171,381,259 ) .............................. 209,173,086
Other Assets Less Liabilities — 0.1% .................... 147,446
Net Assets — 100.0% ...............................
$ 209,320,532
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 1,943,597 $ — $ (1,943,366)
(b)
$ (231) $ — $ — — $ 1,007
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 2,207,581 — (260,751)
(b)
— — 1,946,830 1,946,830 17,643 —
$ (231) $ — $ 1,946,830 $ 18,650 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 06/18/26 $ 1,971 $ (40,464)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 207,226,256 $ — $ — $ 207,226,256
Short-Term Securities
Money Market Funds ...................................... 1,946,830 — — 1,946,830
$ 209,173,086 $ — $ — $ 209,173,086
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (40,464) $ — $ — $ (40,464)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust